Shareholders' Equity and Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Company's Consolidated Capital Ratios	The Company expects to meet or exceed these minimums without altering current operations or strategy.

					Minimum to Be Well
			Minimum		Capitalized Under
			For Capital		Prompt Corrective
	Actual		Requirement		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
December 31, 2018
Total Capital to Risk
Weighted Assets:
Consolidated	$58,777	14.0%	$33,660	8.0%	$42,076	10.0%
Uwharrie Bank	57,765	13.8%	33,460	8.0%	41,826	10.0%
Tier 1 Capital to Risk
Weighted Assets:
Consolidated	46,869	11.1%	25,245	6.0%	33,660	8.0%
Uwharrie Bank	55,391	13.2%	25,095	6.0%	33,460	8.0%
Common Equity Tier 1 Capital to Risk Weighted Assets:
Consolidated	36,214	8.6%	18,934	4.5%	27,349	6.5%
Uwharrie Bank	44,736	10.7%	18,821	4.5%	27,187	6.5%
Tier 1 Capital to
Average Assets:
Consolidated	46,869	7.4%	25,347	4.0%	31,683	5.0%
Uwharrie Bank	55,391	8.8%	25,254	4.0%	31,567	5.0%

					Minimum to Be Well
			Minimum		Capitalized Under
			For Capital		Prompt Corrective
	Actual		Requirement		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
December 31, 2017
Total Capital to Risk
Weighted Assets:
Consolidated	$57,638	14.1%	$32,814	8.0%	$41,017	10.0%
Uwharrie Bank	56,211	13.8%	32,596	8.0%	40,746	10.0%
Tier 1 Capital to Risk
Weighted Assets:
Consolidated	45,646	11.1%	24,610	6.0%	32,814	8.0%
Uwharrie Bank	53,753	13.2%	24,447	6.0%	32,596	8.0%
Common Equity Tier 1 Capital to Risk Weighted Assets:
Consolidated	34,997	8.5%	18,458	4.5%	26,661	6.5%
Uwharrie Bank	43,104	10.6%	18,336	4.5%	26,485	6.5%
Tier 1 Capital to
Average Assets:
Consolidated	45,646	7.8%	23,271	4.0%	29,089	5.0%
Uwharrie Bank	53,753	9.3%	23,201	4.0%	29,001	5.0%